EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF STOCK WARRANTS OUTSTANDING TO PURCHASE COMMON STOCK

As of September 30, 2023, the Company had the following outstanding warrants to purchase common stock:

				Number of
				Shares of
			Exercise Price	common stock
	Issuance	Expiration	Per Share	Underlying
Warrant	Date	Date	($)	Warrants

March 2021 Warrant	March 29, 2021	March 31, 2026	10.35	2,469,156
March 2023 Warrant	March 27, 2023	March 26, 2026	5.50	3,294,117
				5,763,273

As of December 31, 2022, the Company had the following outstanding warrants to purchase common stock:

Warrant	Issuance Date	Expiration Date	Exercise Price Per Share ($)	Number of Shares of common stock Underlying Warrants

March 2021 Warrant	March 29, 2021	March 31, 2026	10.350	2,469,156
				2,469,156

SCHEDULE OF SHARE-BASED PAYMENT, STOCK OPTIONS, VALUATION ASSUMPTIONS

The fair value of each option was estimated as of the date of grant or reporting period using the Black-Scholes option-pricing model, using the following assumptions:

Nine months ended
September 30, 2023
Underlying value of ordinary shares ($)	2.95-5.00
Exercise price ($)	3.0-4.5
Expected volatility (%)	37.39%-37.50%
Term of the options (years)	7
Risk-free interest rate	3.94%-4.47%

	Year ended December 31, 2022	Year ended December 31, 2021
Underlying value of shares ($)	5.00-7.20	7.65-10.35
Exercise price ($)	4.5	2.61-7.2
Expected volatility (%)	40%	46%-49%
Term of the options (years)	7	7
Risk-free interest rate (%)	1.98%-3.95%	0.78%-1.51%

SCHEDULE OF STOCK OPTION ACTIVITY

The following table summarizes stock option activity for the nine months ended September 30, 2023:

	For the
	Nine months ended
	September 30, 2023
		Weighted
		average
	Amount of	exercise
	options	price
		$
Outstanding at beginning of period	1,560,040	3.64
Granted	684,000	3.13
Fortfeited	(29,117)	3.78

Outstanding at end of period	2,214,923	3.48

Vested at end of period	993,487	3.21

The following summarizes stock option activity:

	Amount of options	Weighted average exercise price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
		$		$ in thousands
Outstanding - December 31, 2020	737,049	2.61	6.23	2,446
Granted	648,712	4.09	-	-
Forfeited	(132,207)	3.34	-	-
Outstanding - December 31, 2021	1,253,554	3.31	5.65	5,884

Granted	479,000	4.50	-	-
Forfeited	(172,514)	3.57	-	-
Outstanding - December 31, 2022	1,560,040	3.64	5.17	2,116

Options Exercisable - December 31, 2022	838,994	3.10	4.24	1,595

SCHEDULE OF TOTAL SHARE-BASED PAYMENT EXPENSES

The following table sets forth the total stock-based payment expenses resulting from options and RSU granted, included in the statements of operation and comprehensive income:

	Nine months ended September 30,		Three months ended September 30,
	2023	2022	2023	2022
	Unaudited
	USD in thousands

Cost of revenues	11	37	6	(11)
Research and development	323	442	58	131
Sales and marketing expenses	83	134	21	35
General and administrative	639	1,303	286	304
Total expenses	1,056	1,916	371	459

Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF STOCK OPTION ACTIVITY

The following table summarizes RSU activity for the nine months ended September 30, 2023:

	For the
	Nine months ended
	September 30, 2023
		Weighted Average
	Amount of	Grant Date Fair Value
	RSUs	per Share
		$
Outstanding at beginning of period	50,000	6.32
Granted	25,000	3.20
Fortfeited	(7,501)	7.20
Vested	(24,996)	6.32
Unvested and Outstanding at end of period	42,503	4.33

The following table summarizes RSU activity for December 31, 2022:

	Amount of RSU	Weighted Average Grant Date Fair Value per Share	Weighted Average Remaining Contractual Term (years)
		$
Outstanding - December 31, 2021	-	-	-
Granted	110,000	6.8	-
Forfeited	(60,000)	7.2	-
Unvested and Outstanding - December 31, 2022	50,000	6.32	6.44